Supplemental disclosures with respect to cash flows - (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Prepayments and receivables	$ 331,940	$ 120,746
Accounts payable and accrued liabilities	356,265	225,348
Net change	$ 688,205	$ 346,094